Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 03, 2022 USD ($)	Jan. 03, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Foreign cuurency transactions	RMB 1.00 to USD 0.1403 and to USD 0.1412
Average translation rates	RMB 1.00 to USD 0.1407 and to USD 0.1444
Convertible bonds	$ 4,707,100	¥ 33,546,560
Contract assets		0	0
Contract liabilities	76,187	542,969	2,230,852
Operating lease, right-of-use asset	$ 354,854	¥ 2,528,974	¥ 2,988,691	$ 900,000	¥ 5,700,000
Operating lease, liability				$ 900,000	¥ 5,700,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Incremental borrowing rate	7.00%